Benefit Plans, Plan Descriptions Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) pension_plans plans	Dec. 31, 2014 USD ($) pension_plans	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Long duration fixed income
Defined Benefit Plan, Assets, Target Allocations
Target Plan Asset Allocations		50.00%
Actual Plan Asset Allocations		51.00%
Equity
Defined Benefit Plan, Assets, Target Allocations
Target Plan Asset Allocations		30.00%
Actual Plan Asset Allocations		28.00%
Other investments
Defined Benefit Plan, Assets, Target Allocations
Target Plan Asset Allocations		20.00%
Actual Plan Asset Allocations		21.00%
Pension Benefits
Defined Benefit Plan Disclosure
Number of benefit plans (plans)	4	4
Contributions by employer	$ 15	$ 65	$ 53
Benefits paid		(75)	(72)
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Contributions by employer		4	8
Benefits paid		$ (4)	(8)
Qualified Pension Plans
Defined Benefit Plan Disclosure
Number of benefit plans (plans) | pension_plans	1	1
Contributions by employer		$ 60	48	$ 48
Nonqualified Pension Plans
Defined Benefit Plan Disclosure
Number of benefit plans (plans) | pension_plans	3	3
Benefits paid		$ (5)	(5)	(2)
401 (k) plans
Defined Benefit Plan Disclosure
Number of benefit plans (plans) | pension_plans		2
Retail Savings Plan
Defined Benefit Plan Disclosure
Employer contribution amount		$ 1	$ 1	$ 1